Income Taxes	6 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Income tax expense (benefit) for the three month and six month periods ended June 30, 2011 and 2010, consist of the following (unaudited):

	Three months ended June 30		Six months ended June 30
	2011	2010	2011	2010
Current:
Federal	$—	$—	$—	$—
State	—	—	—	—
	—	—	—	—
Deferred:
Federal	(301,182)	148,616	(431,206)	251,433
State	(35,447)	17,491	(50,750)	29,592
	(336,629)	166,107	(481,956)	281,025
Total income tax expense (benefit)	$(336,629)	$166,107	$(481,956)	$281,025
Deferred tax assets (liabilities) are as follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Net operating loss carryforward	$3,491,772	$3,062,128
Depreciation	(543,948)	(517,197)
Deferred gain on sale of assets	2,204	2,944
Inventory capitalization	195,038	129,312
Reserve for worker compensation expense	165,376	142,055
Allowance for credit losses	20,464	29,708
Work opportunity credit carryforward	37,132	37,132
Oklahoma job and investment credits	1,000,188	1,000,188
Allowance for state job and investment credits	(912,621)	(912,621)
Net deferred tax asset	$3,455,605	$2,973,649
Current portion	$433,703	$369,604
Non-current portion	3,021,902	2,604,045
	$3,455,605	$2,973,649
In assessing the realizability of the net deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon either the generation of future taxable income during the periods in which those temporary differences become deductible or the carryback of losses to recover income taxes previously paid during the carryback period.
The Company is not currently subject to any specific audit by any federal, state or local taxing authority. The Company is no longer subject to income tax examinations by tax authorities before 2005. There are no tax positions previously taken which could give rise to uncertainty, and therefore there are no calculations or classifications of interest, penalties or effects on income tax rates related to such uncertainties
As of June 30, 2011, the Company has a net operating loss carryforward of $9.1 million representing a tax asset of $3.5 million which, if unused, will commence expiring in 2023 and state new jobs/investment credit carryforwards totaling $1.0 million of which the Company has elected to provide a realizability allowance of $0.9 million resulting in a net carrying amount of $0.1 million. If unused, the credits will commence expiring on December 31, 2021.
Actual income tax expenses differ from “expected” income tax expenses, computed by applying the U.S. Federal corporate tax rate of 34 percent to earnings from operations before income taxes, for the three month and six month periods ended June 30, 2011 and 2010, as follows (unaudited):

	Three months ended June 30		Six months ended June 30
	2011	2010	2011	2010
Computed “expected” income taxes	$(301,182)	$148,616	$(431,206)	$251,433
State income taxes, net of federal income tax	(35,447)	17,491	(50,750)	29,592
	$(336,629)	$166,107	$(481,956)	$281,025